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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6352

ING Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: March 31

Date of reporting period: April l, 2012 to September 30, 2012

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

September 30, 2012

ING Money Market Fund

Classes A, B, C, I, L, O, and W

E-Delivery Sign-up – details inside

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

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Sign up now for on-line prospectuses, fund reports, and proxy statements. In less than five minutes, you can help reduce paper mail and lower fund costs.

Just go to www.inginvestment.com, click on the E-Delivery icon from the home page, follow the directions and complete the quick 5 Steps to Enroll.

You will be notified by e-mail when these communications become available on the internet. Documents that are not available on the internet will continue to be sent by mail.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.inginvestment.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.inginvestment.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330, and is available upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

Please note that your investment: is not a bank deposit, is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other government agency, and is affected by market fluctuations. There is no guarantee that the Fund will achieve its investment objective.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.ingfunds.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for certain Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Seeking Certainty

Dear Shareholder,

It’s been said that history doesn’t repeat; it rhymes. Human societies have always been competitive, their destinies uncertain; the resulting quest for safety and security has prompted attempts by the wealthy and powerful to lock in their advantages.

In 1494, Spain and Portugal, then the preeminent navigational powers of Europe, signed the Treaty of Tordesillas in which the Pope divided the New World into two zones of Spanish or Portuguese control. At the time it seemed an effective way to avoid costly skirmishes as empire building got underway. However, countries such as England and France, left out of the treaty, ignored it and pursued their own interests aggressively. Numerous wars and political intrigues followed, and ultimately both Portugal and Spain lost their status as world powers.

In our own time we’ve seen the unwinding of the competition and alliances that defined the Cold War era until the demise of the Soviet Union in 1991. During that period, a few wealthy and powerful nations called the shots for either capitalism or communism, and most other nations followed their lead. In the Cold War’s aftermath, individual nations have pursued their own interests. Competition has increased, and capital has readily flowed to areas offering the greatest returns. As a result, the balance of economic power has shifted dramatically. Once-poor nations have grown wealthy, and some wealthy nations have lost stature as investment, jobs and technological leadership moved to other shores.

In today’s turbulent world, economic and political pressures suggest that people will seek relief from uncertainty, and new alignments of power may emerge that we haven’t even imagined. Considering this as an investor, should you embrace the dynamic but unclear global opportunities that may be opening up? Or should you tighten your grip on what you know?

At ING Funds we believe in respect for the lessons of history as context for new investment ideas. Toward that end, we advocate well-diversified portfolios that focus on long-term needs rather than trying to exploit each passing fad or fashion. We believe it’s best to take well-understood, well-managed risks, with a focus on your goals. In some cases that may mean embracing the new, in other instances it can mean staying with the familiar.

As always, we recommend discussing any investment ideas and potential portfolio changes thoroughly with your investment advisor before taking any action. We appreciate your continued confidence in ING Funds, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews

President and Chief Executive Officer

ING Funds

October 29, 2012

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the ING Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

For more complete information, or to obtain a prospectus for any ING Fund, please call your investment professional or ING Investments Distributor, LLC at (800) 992-0180 or log on to www.inginvestment.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

MARKET PERSPECTIVE:  SIX MONTHS ENDED SEPTEMBER 30, 2012

As our new fiscal year started, global equities in the form of the MSCI World IndexSM measured in local currencies including net reinvested dividends had just enjoyed the best first quarter rally since 1998. But in the two months from early April the index slumped 11% as, for the third consecutive year, the basis of earlier optimism was undermined by events. From there the recovery was just as dramatic, not because the data suddenly improved: far from it. It was because central banks, by their actions, made risky assets much more attractive. For the six month period the index gained 1.10%. (The MSCI World IndexSM returned 1.30% for the six months ended September 30, 2012, measured in U.S. dollars.)

Much of the first quarter’s upbeat sentiment rested on a sharp improvement in the employment situation, probably the most important driver of economic activity. But the improvement faded fast, from a three-month average of 245,000 new jobs reported in March to an average of only 94,000 jobs in September, when the falling unemployment rate, at 8.1%, reflected large numbers leaving the labor force.

By September, other economic data were mostly uninspiring. Retail sales (excluding autos and gasoline) were barely increasing. Manufacturing activity registered its third monthly contraction. Industrial production slumped the most in three years. Gross Domestic Product (“GDP”) growth was reported at 1.3% (quarter-over-quarter annualized) in the second quarter, down from 2.0% in the first. There was some relief in the housing market, however. Existing home sales soared 7.8% in August, while the final S&P/Case-Shiller 20-City Composite Home Price Index rose for the second month year-over-year.

Also clearly slowing was China, responsible for much of global GDP growth in recent years. GDP increased by 7.6% in the second quarter of 2012 over the same quarter in 2011, the lowest rise in three years.

And yet despite the dearth of good news, the MSCI World IndexSM ended September nearly 13% above the low point reached in early June. How could this be? One reason was a growing sense that the euro zone’s enduring sovereign debt crisis might at last be approaching the end-game. Another was a third round of quantitative easing launched by the Federal Reserve.

Disillusionment with the European Central Bank’s (“ECB”) Longer Term Refinancing Operations quickly set in, amid a growing backlash against fiscal austerity. In late June a recapitalization bailout for Spain’s shaky banks worth up to €100 billion was agreed after tortuous negotiations. Attention returned to Greece in July, where the continuation of the country’s bailout rested on the outcome of an examination by creditors of its parlous fiscal state. With prospects for the euro looking increasingly tenuous, ECB President Draghi came out on July 26 with a statement unprecedented in its explicitness, that the ECB was “ready to do whatever it takes to preserve the euro.” In September, Draghi announced that through “Outright Monetary Transactions”, under certain conditions, the ECB would buy without limitation the 1-3 year bonds on the secondary market of a country in difficulties. German Chancellor Merkel crucially expressed support.

Also in September, Federal Reserve Chairman Bernanke announced a third round of quantitative easing that was different from the first two: it was open-ended and data specific. An additional $40 billion of agency mortgage-backed securities would be purchased monthly until and even after the labor market improved “substantially”. Exceptionally low policy interest rates would extend to at least mid-2015.

So the period ended with central bankers sounding increasingly determined to put a floor under the euro and the prices of risky assets. With little else attractive to invest in, this was enough to give those prices a boost.

In U.S. fixed income markets, the Barclays Capital U.S. Aggregate Bond Index (“BCAB”) of investment grade bonds rose 3.68% in the six months through September. While the Barclays Capital U.S. Treasury Index, a sub-index of the BCAB index, underperformed slightly with a return of 3.42%, long-dated Treasuries returned a remarkable 10.78%. Another sub-index, the Barclays Capital Investment Grade Corporate Bond Index, outperformed, rising 6.45%, similar to the Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index (not part of the BCAB index), which gained 6.40%.

U.S. equities, represented by the S&P 500® Index including dividends, rose by 3.43% in the six months, not helped by Goldman Sachs’ recommendation on June 21st to sell the index short. With almost all S&P 500® companies having reported, operating earnings per share reached a new record in the second quarter and stood just over 2% higher than in the same quarter of 2011. By sector only, telecommunications showed a double-digit return of 23.33%, followed by healthcare with a return of 8.01%. Only financials and industrials incurred a loss, with returns of (0.35)% and (0.07)%, respectively.

In currency markets, the ongoing euro zone crisis drove the dollar up 3.34% against the euro. But the dollar slipped 1.35% against the pound, reflecting its own “safe haven” status as a sovereign currency with liquid U.K. government bond markets. The dollar lost 5.57% to the yen, perhaps the ultimate safe haven with Japan still the world’s top creditor nation.

In international markets, the MSCI Japan® Index slumped 13.11% for the six months through September, falling harder than other markets in April and May as investors fretted about the effect of the euro zone crisis and the slowdown in China on Japan’s export focused economy. The MSCI Europe ex UK® Index added 2.54%, due to central bank initiatives as the economic news was unremittingly bad, including falling GDP and record high unemployment at 11.3%. The MSCI UK® Index edged up 1.71%. After three straight declines in GDP, hopes are high for recovery in the third quarter of 2012, due to encouraging employment data and the reversal of the impact of the Queen’s Jubilee celebrations.

Parentheses denote a negative number.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Fund’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.inginvestment.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

BENCHMARK DESCRIPTIONS

Index	Description
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor’s.
Barclays Capital U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays Capital U.S. Treasury Index	An unmanaged index that includes public obligations of the U.S. Treasury. Treasury bills, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS and STRIPS, are excluded.
Barclays Capital U.S. Investment Grade Corporate Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

ING MONEY MARKET FUND	PORTFOLIO MANAGERS’ REPORT

Investment Type Allocation as of September 30, 2012

(as a percentage of net assets)

Asset Backed Commercial Paper	27.1%
Other Notes	22.8%
Government Agency Repurchase Agreement	15.5%
Financial Company Commercial Paper	15.3%
Treasury Repurchase Agreement	11.6%
Certificate of Deposit	4.1%
Treasury Debt	3.1%
Mutual Funds	0.4%
Assets in Excess of Other Liabilities	0.1%

Net Assets	100.0%

Portfolio holdings are subject to change daily.

ING Money Market Fund (the “Fund”) seeks to provide investors with a high level of current income, consistent with preservation of capital and liquidity and the maintenance of a stable $1.00 net asset value per share. The Fund is managed by David S. Yealy, Portfolio Manager of ING Investment Management Co. LLC — the Sub-Adviser.

Portfolio Specifics: The major themes during the six-month period ended September 30, 2012 were modest economic growth and a poor but improving job market in the United States, and slowing growth in the euro zone. Risks remained elevated market in the euro zone due to Greece, Spain, Italy and other countries that are experiencing extremely difficult economic conditions and funding issues. The various central banks and the European Central Bank have addressed the euro zone problems but continue to struggle to find a permanent solution.

The Federal Open Market Committee (“FOMC”) continued to view the U.S. recovery as slow and at risk without additional policy accommodations. Elevated unemployment remained a concern. Household spending and the signs of improvement in the housing sector were the bright spots of the economy. At the most recent meeting, the FOMC extended its outlook for the fed funds target rate to be kept in the 0% to 0.25% range until the middle of 2015, from 2014 previously.

Preservation of capital, limiting credit risk and keeping an excess liquidity cushion due to the still elevated risks in the market remained our primary objectives for the Fund. Maximizing the yield and return of the Fund was a secondary objective in light of current market conditions and risks and the low absolute level of rates. The Adviser and Distributor continue to waive fees in order to maintain a net yield of not less than 0.00%, due to the historically low level of rates on money market securities. The Fund followed the strategy of taking on a limited amount of interest rate risk while maintaining reduced longer-term credit exposure. The Fund ended the period with a 46-day weighted average maturity (“WAM”), which was slightly shorter than the peer average of 48 days for the iMoneyNet First Tier Retail category. For most of the period, however, the Fund had a higher WAM.

The Fund maintained limited exposure to the European banks during the period by investing in those issuers where we had the highest confidence of being able to weather the deteriorating credit conditions in the euro zone and a possible default by Greece, Spain, Italy or other weak members of the European Union. To reduce credit risk further, the Fund invested in short-term U.S. Government securities from time to time; the Fund also maintained a relatively high exposure to repurchase agreements on a daily basis, at a slight yield concession to higher-yielding bank debt.

Current Strategy & Outlook: Our expectation that the FOMC would be forced to keep the fed funds rate in the 0.00% to 0.25% range into 2014 or beyond was confirmed by announcements that followed the FOMC meetings during the period. At its most recent meeting on September 13, the FOMC announced that it expects the federal funds rate to remain at the current range until the middle of 2015. We do not see anything in the near term to change the Fed’s position or our expectations.

Our current strategy for the Fund will continue to focus on maintaining an extended WAM posture with limited credit risk. We will look to extend the Fund’s WAM during any backup in rates to levels that offer enough yield pickup to compensate for the increased risk, as we would expect these backups to be temporary in nature in light of the FOMC position. Exposure to European banks is expected to remain low or be reduced further until we see resolution to the European debt crisis and funding issues.

Preservation of capital and liquidity remain our top objectives. We plan on maintaining reasonable levels of daily liquidity and short-term liquidity to give the Fund flexibility to take advantage of any periods of temporary increases in yields; but not as high as before, given the drag in yields from the low rates on repurchase agreements and other lower-risk, short-term liquidity securities including U.S. Government securities.

Principal Risk Factors: Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this Fund may differ from that presented for other ING Funds. Performance for the different classes of shares will vary based on differences in fees associated with each class. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily. This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

SHAREHOLDER EXPENSE EXAMPLE AS OF SEPTEMBER 30, 2012 (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2012 to September 30, 2012. The Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Fund Return					Hypothetical (5% return before expenses)
	Beginning Account Value April 01, 2012	Ending Account Value September 30, 2012	Annualized Expense Ratio		Expenses Paid During the Period Ended September 30, 2012*	Beginning Account Value April 01, 2012	Ending Account Value September 30, 2012	Annualized Expense Ratio		Expenses Paid During the Period Ended September 30, 2012*
Class A	$1,000.00	$1,000.00	0.39	%•	$1.96	$1,000.00	$1,023.11	0.39	%•	$1.98
Class B	1,000.00	1,000.00	0.39	•	1.96	1,000.00	1,023.11	0.39	•	1.98
Class C	1,000.00	1,000.00	0.39	•	1.96	1,000.00	1,023.11	0.39	•	1.98
Class I	1,000.00	1,000.00	0.39	•	1.96	1,000.00	1,023.11	0.39	•	1.98
Class L	1,000.00	1,000.00	0.39	•	1.96	1,000.00	1,023.11	0.39	•	1.98
Class O	1,000.00	1,000.00	0.39	•	1.96	1,000.00	1,023.11	0.39	•	1.98
Class W	1,000.00	1,000.00	0.39	•	1.96	1,000.00	1,023.11	0.39	•	1.98

*	Expenses are equal to the Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

•	Expense ratios reflect waivers of 0.26%, 1.26%, 1.26%, 0.26%, 0.26%, 0.51% and 0.26% of management, distribution and shareholder servicing fees for Classes A, B, C, I, L, O and W, respectively, in order to maintain a yield of not less than zero (Note 4).

STATEMENT OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 2012 (UNAUDITED)

ASSETS:
Short-term investments at amortized cost	$192,654,351
Repurchase agreements	71,697,000

Total investments at fair value	264,351,351

Cash	531
Receivables:
Investments securities sold	5,555,330
Fund shares sold	162,360
Dividends	81
Interest	253,417
Prepaid expenses	54,311

Total assets	270,377,381

LIABILITIES:
Payable for investment securities purchased	4,250,000
Payable for fund shares redeemed	1,275,837
Payable for investment management fees	89,180
Payable for administrative fees	17,835
Payable for shareholder service and distribution fees	3,372
Payable for directors fees	2,389
Other accrued expenses and liabilities	76,455

Total liabilities	5,715,068

NET ASSETS	$264,662,313

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$264,609,172
Accumulated net realized gain	53,141

NET ASSETS	$264,662,313

See Accompanying Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 2012 (UNAUDITED) (CONTINUED)

Class A
Net assets	$161,716,298
Shares authorized	1,000,000,000
Par value	$0.001
Shares outstanding	161,694,839
Net asset value and redemption price per share	$1.00
Class B
Net assets	$2,222,277
Shares authorized	1,000,000,000
Par value	$0.001
Shares outstanding	2,221,879
Net asset value and redemption price per share†	$1.00
Class C
Net assets	$1,910,013
Shares authorized	1,000,000,000
Par value	$0.001
Shares outstanding	1,909,894
Net asset value and redemption price per share†	$1.00
Class I
Net assets	$83,021,584
Shares authorized	1,000,000,000
Par value	$0.001
Shares outstanding	83,008,632
Net asset value and redemption price per share	$1.00
Class L
Net assets	$4,815,737
Shares authorized	1,000,000,000
Par value	$0.001
Shares outstanding	4,814,950
Net asset value and redemption price per share	$1.00
Class O
Net assets	$10,947,001
Shares authorized	1,000,000,000
Par value	$0.001
Shares outstanding	10,945,413
Net asset value and redemption price per share	$1.00
Class W
Net assets	$29,403
Shares authorized	1,000,000,000
Par value	$0.001
Shares outstanding	29,400
Net asset value and redemption price per share	$1.00

†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)

INVESTMENT INCOME:
Dividends	$1,722
Interest, net of foreign taxes withheld*	521,185

Total investment income	522,907

EXPENSES:
Investment management fees	542,655
Distribution and service fees:
Class B	12,132
Class C	9,527
Class O	13,811
Transfer agent fees:
Class A	55,655
Class B	830
Class C	639
Class I	25,153
Class L	1,726
Class O	3,694
Class W	10
Administrative service fees	108,527
Shareholder reporting expense	19,515
Registration fees	58,758
Professional fees	27,311
Custody and accounting expense	25,620
Directors fees	3,651
Miscellaneous expense	10,683
Interest expense	179

Total expenses	920,076
Net waived and reimbursed fees	(397,169)

Net expenses	522,907

Net investment income	—

REALIZED GAIN:
Net realized gain	24,255

Increase in net assets resulting from operations	$24,255

* Foreign taxes withheld	$78

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Six Months Ended September 30, 2012	Year Ended March 31, 2012
FROM OPERATIONS:
Net realized gain	$24,255	$54,518

Increase in net assets resulting from operations	24,255	54,518

FROM DISTRIBUTIONS TO SHAREHOLDERS:	—	—
Net realized gains:	—	48,432
Class A	—	(30,963)
Class B	—	(537)
Class C	—	(193)
Class I	—	(13,963)
Class L	—	(984)
Class O	—	(1,791)
Class W	—	(1)

Total distributions	—	(48,432)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	182,668,169	463,406,826
Reinvestment of distributions	—	46,519

	182,668,169	463,453,345
Cost of shares redeemed	(190,813,942)	(510,557,254)

Net decrease in net assets resulting from capital share transactions	(8,145,773)	(47,103,909)

Net decrease in net assets	(8,121,518)	(47,097,823)

NET ASSETS:
Beginning of year or period	272,783,831	319,881,654

End of year or period	$264,662,313	$272,783,831

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations						Less distributions											Ratios to average net assets						Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)		Total from investment operations		From net investment income		From net realized gains		From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return(1)		Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/ or recoupments if any(2)(3)		Expense net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)		($)		($)		($)		($)	($)		($)	($)	(%)		(%)	(%)		(%)	(%)		($000’s)	(%)
Class A
09-30-12	1.00	—		0.00	*	0.00		—		—		—	—		—	1.00	0.00		0.65	0.39	(4)	0.39	0.00	*	161,716	—
03-31-12	1.00	—		0.00	*	0.00	*	—		0.00	*	—	0.00	*	—	1.00	0.02		0.65	0.28	(5)	0.28	0.00	*	166,570	—
03-31-11	1.00	(0.00	)*	0.00	*	0.00	*	—		—		—	—		—	1.00	0.00	†	0.60	0.33	(6)	0.33	(0.00	)*	196,702	—
03-31-10	1.00	0.00	*	0.00	*	0.00	*	0.00	*	—		—	0.00	*	—	1.00	0.02	†	0.70	0.46	(7)	0.46	0.01		182,097	—
03-31-09	1.00	0.02		(0.00	)*	0.02		0.02		—		—	0.02		—	1.00	1.51	(a)	0.70	0.69		0.69	1.53		235,783	—
03-31-08	1.00	0.04		0.00	*	0.04		0.04		—		—	0.04		—	1.00	4.56	†	0.62	0.62		0.62	4.45		284,458	—
Class B
09-30-12	1.00	—		0.00	*	0.00		—		—		—	—		—	1.00	0.00		1.65	0.39	(4)	0.39	0.00	*	2,222	—
03-31-12	1.00	—		0.00	*	0.00	*	—		0.00	*	—	0.00	*	—	1.00	0.02		1.65	0.28	(5)	0.28	(0.00	)*	3,014	—
03-31-11	1.00	(0.00	)*	0.00	*	0.00		—		—		—	—		—	1.00	0.00	†	1.60	0.33	(6)	0.33	(0.00	)*	4,377	—
03-31-10	1.00	0.00	*	(0.00	)*	0.00	*	0.00	*	—		—	0.00	*	—	1.00	0.02	†	1.70	0.46	(7)	0.46	0.01		4,886	—
03-31-09	1.00	0.01		(0.00	)*	0.01		0.01		—		—	0.01		—	1.00	0.71	(a)	1.70	1.44		1.44	0.64		9,583	—
03-31-08	1.00	0.03		0.00	*	0.03		0.03		—		—	0.03		—	1.00	3.53	†	1.62	1.62		1.62	3.38		6,031	—
Class C
09-30-12	1.00	—		0.00	*	0.00		—		—		—	—		—	1.00	0.00		1.65	0.39	(4)	0.39	0.00	*	1,910	—
07-29-11(8) - 03-31-12	1.00	—		0.00	*	0.00	*	—		0.00	*	—	0.00	*	—	1.00	0.01		1.65	0.28	(5)	0.28	0.00		2,040	—
Class I
09-30-12	1.00	—		0.00	*	0.00		—		—		—	—		—	1.00	0.00		0.65	0.39	(4)	0.39	0.00	*	83,022	—
03-31-12	1.00	—		0.00	*	0.00	*	—		0.00	*	—	0.00	*	—	1.00	0.02		0.65	0.28	(5)	0.28	(0.00	)*	84,557	—
03-31-11	1.00	(0.00	)*	0.00	*	0.00		—		—		—	—		—	1.00	0.00	†	0.60	0.33	(6)	0.33	(0.00	)*	100,505	—
03-31-10	1.00	0.00	*	0.00	*	0.00	*	0.00	*	—		—	0.00	*	—	1.00	0.02	†	0.70	0.46	(7)	0.46	0.00	*	38,498	—
03-31-09	1.00	0.02		(0.00	)*	0.02		0.02		—		—	0.02		—	1.00	1.52	(a)	0.70	0.69		0.69	1.57		45,633	—
03-31-08	1.00	0.04		0.00	*	0.04		0.04		—		—	0.04		—	1.00	4.56	†	0.62	0.62		0.62	4.47		72,608	—
Class L
09-30-12	1.00	—		0.00	*	0.00		—		—		—	—		—	1.00	0.00		0.65	0.39	(4)	0.39	0.00	*	4,816	—
03-31-12	1.00	—		0.00	*	0.00	*	—		0.00	*	—	0.00	*	—	1.00	0.02		0.65	0.28	(5)	0.28	0.00		5,526	—
03-31-11	1.00	0.00	*	0.00	*	0.00	*	0.00	*	—		—	0.00	*	—	1.00	0.00	†	0.60	0.33	(6)	0.33	(0.00	)*	6,828	—
03-31-10	1.00	0.00	*	0.00	*	0.00	*	0.00	*	—		—	0.00	*	—	1.00	0.02	†	0.70	0.46	(7)	0.46	0.01		7,433	—
03-31-09	1.00	0.02		(0.00	)*	0.02		0.02		—		—	0.02		—	1.00	1.51	(a)	0.70	0.69		0.69	1.57		12,571	—
03-31-08	1.00	0.04		0.00	*	0.04		0.04		—		—	0.04		—	1.00	4.56	†	0.62	0.62		0.62	4.37		17,545	—

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

		Income (loss) from investment operations						Less distributions											Ratios to average net assets						Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)		Total from investment operations		From net investment income		From net realized gains		From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return(1)		Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/ or recoupments if any(2)(3)		Expense net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)		($)		($)		($)		($)	($)		($)	($)	(%)		(%)	(%)		(%)	(%)		($000’s)	(%)
Class O
09-30-12	1.00	—		0.00	*	0.00		—		—		—	—		—	1.00	0.00		0.90	0.39	(4)	0.39	0.00	*	10,947	—
03-31-12	1.00	—		0.00	*	0.00	*	—		0.00	*	—	0.00	*	—	1.00	0.02		0.90	0.28	(5)	0.28	0.00	*	11,048	—
03-31-11	1.00	(0.00	)*	0.00	*	0.00		—		—		—	—		—	1.00	0.00	†	0.85	0.33	(6)	0.33	(0.00	)*	11,470	—
03-31-10	1.00	0.00	*	0.00	*	0.00	*	0.00	*	—		—	0.00	*	—	1.00	0.02	†	0.95	0.46	(7)	0.46	0.01		14,945	—
03-31-09	1.00	0.02		(0.00	)*	0.02		0.02		—		—	0.02		—	1.00	1.53	(a)	0.95	0.69		0.69	1.61		20,277	—
03-31-08	1.00	0.04		0.00	*	0.04		0.04		—		—	0.04		—	1.00	4.56	†	0.87	0.62		0.62	4.29		28,520	—
Class W
09-30-12	1.00	—		0.00	*	0.00		—		—		—	—		—	1.00	0.00		0.65	0.39	(4)	0.39	0.00	*	29	—
07-29-11(8) - 03-31-12	1.00	—		0.00	*	0.00	*	—		0.00	*	—	0.00	*	—	1.00	0.01		0.65	0.28	(5)	0.28	0.10		29	—

(1)

Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.
(3)

Expense ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)

Expense ratios reflect waivers of 0.26%, 1.26%, 1.26%, 0.26%, 0.26%, 0.51% and 0.26% of management fees, distribution and shareholder servicing fees for Classes A, B, C, I , L, O and W, respectively, in order to maintain a net yield of not less than zero.

(5)

Expense ratios reflect waivers of 0.37%, 1.37%, 1.37%, 0.37%, 0.37%, 0.62% and 0.37% of management fees, distribution and shareholder servicing fees for Classes A, B, C, I, L, O and W, respectively, in order to maintain a net yield of not less than zero.

(6)

Expense ratios reflect waivers of 0.27%, 1.27%, 0.27%, 0.27%, and 0.52% of management fees, distribution and shareholder servicing fees for Classes A, B, I, L, and O, respectively, in order to maintain a net yield of not less than zero.

(7)

Expense ratios reflect waivers of 0.24%, 1.24%, 0.24%, 0.24%, and 0.49% of management fees, distribution and shareholder servicing fees for Classes A, B, I, L, and O, respectively, in order to maintain a net yield of not less than zero.

(8)	Commencement of operations.
(a)	There was no impact on total return by a capital support agreement in 2008.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.
†	There was no impact on total return by the reimbursement by affiliate for investment transactions losses.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2012 (UNAUDITED)

NOTE 1 — ORGANIZATION

ING Series Fund, Inc. (the “Company”) was incorporated under the laws of Maryland on June 17, 1991 and is registered under the Investment Company Act of 1940, as amended, (“1940 Act”) as an open-end management investment company. There are nine separate active series which comprise the Company. This report is for ING Money Market Fund (the “Fund”), a diversified series of the Company.

The Fund offers the following classes of shares: Class A, Class B, Class C, Class I, Class L, Class O and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the portfolio pro rata based on the average daily net assets of each class, without discrimination between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Dividends are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution and shareholder servicing fees. Class B shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares eight years after purchase. Class B shares are closed to new investors and additional investments from existing shareholders, except in connection with the reinvestment of any distributions and permitted exchanges.

September 30,
2013	2014	2015	Total
$594,808	$998,688	$876,834	$2,470,330

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements, and such policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) for investment companies.

A. Security Valuation. All investments in securities are recorded at their estimated fair value, as described below. The Fund uses the amortized cost method to value its portfolio securities, which generally approximates fair value. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security.

Fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included following the Portfolio of Investments.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the “Pricing Committee” as established by the Fund’s Administrator. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information or information available to the Investment Adviser or sub-adviser, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When a Fund uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities valued in good faith at

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

fair value nor can it be assured a Fund can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments.

For the period ended September 30, 2012, there have been no significant changes to the fair valuation methodologies.

B. Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Premium amortization and discount accretion are determined by the effective yield method.

C. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. Dividends are declared daily from net investment income and paid monthly. The Fund distributes capital gains, if any, annually. The Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

D. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

E. Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F. Repurchase Agreements. The Fund may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is generally short, from possibly overnight to one week (although it may extend over a number of months), while the underlying securities generally have longer maturities. The Fund will receive, as collateral, securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Fund. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

G. Restricted Securities. The Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(2) of the 1933

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board of Directors (the “Board”).

H. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Company and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

ING Investments, LLC (“ING Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the investment adviser to the Fund. The Investment Adviser serves pursuant to an amended investment management agreement (“Management Agreement”) between the Investment Adviser and the Company, on behalf of the Fund. The Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, based on the average daily net assets of the Fund, at the following annual rates:

0.400% of the first $500 million, 0.350% of the next $500 million, 0.340% of the next $1 billion, 0.330% of the next $1 billion and 0.300% in excess of $3 billion.

ING Investment Management Co. LLC (“ING IM”), a Delaware limited liability company, serves as the sub-adviser to the Fund. The Investment Adviser has entered into a sub-advisory agreement with ING IM. ING IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations, subject to oversight by the Investment Adviser and the Board.

Pursuant to an administration agreement, ING Funds Services, LLC (“IFS”) acts as administrator and provides certain administrative and shareholder services necessary for Fund operations and is responsible for the supervision of other service providers. For its services, IFS is entitled to receive from the Fund a fee at an annual rate of 0.08% of its average daily net assets.

ING Investments Distributor, LLC (the “Distributor” or “IID”) is the principal underwriter of the Fund. The Distributor, IFS, ING Investments and ING IM are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Adviser and its immediate affiliates, would be separated from ING Groep by the end of 2013. To achieve this goal, in a series of announcements beginning November 2010, ING Groep announced that it plans to pursue transactions to restructure certain businesses, including an initial public offering for its U.S. based insurance, retirement services, and investment management operations; and other transactions, which could include an initial public offering or other type of transaction, for its European based insurance and investment management operations and Asian based insurance and investment management operations. There can be no assurance that all or part of the restructuring plan will be carried out.

The restructuring plan and the uncertainty about its implementation, whether implemented through the planned public offerings or through other means, in whole or in part, may be disruptive to the businesses of ING entities, including the ING entities that service the Fund, and may cause, among other things, interruption or reduction of business and services, diversion of management’s attention from day-to-day operations, and loss of key employees or customers. A failure to complete the offerings or other means of implementation on favorable terms could have a material adverse impact on the operations of the businesses subject to the restructuring plan. The restructuring plan may result in the Investment Adviser’s loss of access to services and resources of ING Groep, which could adversely affect its businesses and profitability. In addition, the divestment of ING businesses, including the Investment Adviser, may potentially be deemed a “change of control” of each entity. A change of control would result in the termination of the Fund’s advisory and sub-advisory agreements, which would trigger the necessity for new agreements that would require approval of the Board, and may trigger the need for shareholder approval.

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 3 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

Currently, the Investment Adviser does not anticipate that the restructuring will have a material adverse impact on the Fund or its operations and administration.

NOTE 4 — DISTRIBUTION AND SERVICE FEES

Class B and Class C shares of the Fund have adopted an Amended and Restated Distribution and Shareholder Services Plan and Class O shares of the Fund have adopted an Amended and Restated Shareholder Services Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”), whereby the Distributor is paid an annual fee at the rate of 1.00% for Class B and Class C shares and 0.25% for Class O shares of the value of average daily net assets of the respective class for expenses incurred in the distribution. Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month for the distribution and promotion of the Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor.

The Distributor has contractually agreed to waive the service fee for Class O shares of the Fund. For the period ended September 30, 2012, the Distributor waived $13,811 of such fees.

ING Investments and IID have contractually agreed to waive a portion of their management fees, distribution and/or shareholder servicing fees, as applicable, and to reimburse certain expenses to the extent necessary to assist the Fund in maintaining a net yield of not less than zero. This arrangement will continue through at least August 1, 2013. There is no guarantee that this waiver will continue after that date. Fees waived or expenses reimbursed are subject to possible recoupment by ING Investments within three years subject to certain restrictions. For the period ended September 30, 2012, ING Investments and IID waived $361,699 of management fees and $21,659 of class specific distribution and shareholder servicing fees (in addition to the Class O waiver described above) to maintain a net yield of not less than zero. The class specific waiver was comprised of the following amounts per class:

	Distribution Fee	Shareholder Servicing Fee
Class B	$9,099	$3,033
Class C	7,145	2,382

Please note that these waivers or reimbursements are in addition to existing contractual limitations, if any. As of September 30, 2012, amounts of waived management fees that are subject to possible recoupment by ING Investments, and the related expiration dates are as follows:

September 30,
2013	2014	2015	Total
$594,808	$998,688	$876,834	$2,470,330

The Distributor also receives the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A, Class B, and Class C shares. For the period ended September 30, 2012, the Distributor retained the following amounts in sales charges:

	Class A	Class C
Contingent Deferred Sales Charges:	$355	$304

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At September 30, 2012, ING National Trust, ING Life Insurance and Annuity Company, and ING Investments Distributor, LLC, indirect, wholly-owned subsidiaries of ING Groep, owned 26.65%, 17.75%, and 17.34% of the Fund, respectively.

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Fund has a common owner that owns over 25% of the outstanding securities of the Fund, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Fund.

The Company has adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated directors as described in the Plan to defer the receipt of all or a portion of the directors’ fees payable. Amounts deferred are treated as though invested in various “notional” funds advised by ING Investments until distribution in accordance with the Plan.

The Investment Adviser made voluntary payments of $625,000 and $285,840 during the years ended March 31, 2010 and March 31, 2011, respectively, to reimburse the Fund for prior years’ investment transaction losses.

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER ACCRUED EXPENSES AND LIABILITIES

At September 30, 2012, the Fund did not have any payables included in Other Accrued Expenses and Liabilities on the Statement of Assets and Liabilities that exceeded 5% of total liabilities.

NOTE 7 — LINE OF CREDIT

The Fund, in addition to certain other funds managed by the Investment Adviser, has entered into an unsecured committed revolving line of credit agreement (“Credit Agreement”) with The Bank of New York Mellon for an aggregate amount of $100,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; or (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount.

Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance. During the 6 month period ended September 30, 2012 the Fund utilized the line of credit as follows:

Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
1	$5,000,000	1.31%

NOTE 8 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Conversion of shares	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Class A
9/30/2012	175,294,090	—	—	(180,162,333)	(4,868,243)	175,294,090	—	—	(180,162,333)	(4,868,243)
3/31/2012	410,784,180	—	30,742	(440,949,191)	(30,134,269)	410,784,180	—	30,742	(440,949,191)	(30,134,269)
Class B
9/30/2012	151,575	—	—	(943,843)	(792,268)	151,575	—	—	(943,843)	(792,268)
3/31/2012	1,507,492	—	504	(2,870,806)	(1,362,810)	1,507,492	—	504	(2,870,806)	(1,362,810)
Class C
9/30/2012	754,698	—	—	(884,945)	(130,247)	754,698	—	—	(884,945)	(130,247)
7/29/2011(1) - 3/31/2012	5,193,176	(6,749,880)	324	(3,231,225)	(4,787,605)	5,193,176	(6,750,274)	324	(3,231,225)	(4,787,999)
Class I
9/30/2012	4,447,436	—	—	(5,989,989)	(1,542,553)	4,447,436	—	—	(5,989,989)	(1,542,553)
3/31/2012	42,494,497	—	13,952	(58,460,012)	(15,951,563)	42,494,497	—	13,952	(58,460,012)	(15,951,563)
Class L
9/30/2012	—	—	—	(710,397)	(710,397)	—	—	—	(710,397)	(710,397)
3/31/2012	655,546	6,749,880	830	(1,880,909)	5,525,347	655,546	6,750,274	830	(1,880,909)	5,525,741
Class O
9/30/2012	2,020,370	—	—	(2,122,435)	(102,065)	2,020,370	—	—	(2,122,435)	(102,065)
3/31/2012	2,702,835	—	167	(3,125,411)	(422,409)	2,702,835	—	167	(3,125,411)	(422,409)
Class W
9/30/2012	—	—	—	—	—	—	—	—	—	—
7/29/2011(1) - 3/31/2012	69,100	—	—	(39,700)	29,400	69,100	—	—	(39,700)	29,400

(1)	Commencement of operations.
(2)	Effective July 29, 2011, Class C shareholders were converted to Class L shares of the Fund.

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 9 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. The Fund’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by the Fund and its corresponding risks, see the Fund’s most recent Prospectus and/or the Statement of Additional Information.

Foreign Securities. There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies.

Credit and Interest Rate. Money market funds are subject to less credit and interest rate risk than other income funds because they invest in short-term debt securities of the highest quality. Nevertheless, the value of the Fund’s investments may fall when interest rates rise and the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt.

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The Fund paid no dividends or distributions during the six months ended September 30, 2012. Dividends to shareholders from ordinary income were $48,432 for the year ended March 31, 2012.

The tax-basis components of distributable earnings as of March 31, 2012 were:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains
$60,637	$48

The Fund’s major tax jurisdictions are U.S. federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2007.

As of September 30, 2012, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 11 — SUBSEQUENT EVENTS

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. No such subsequent events were identified.

ING MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2012 (UNAUDITED)

Principal Amount†		Value	Percentage of Net Assets

ASSET BACKED COMMERCIAL PAPER: 27.1%
10,250,000	Barton Capital LLC, 0.193%, due 10/03/12	$10,249,890	3.9
500,000	Concord Minutemen Capital Co., 0.602%, due 02/07/13	498,925	0.2
4,500,000	Concord Minutemen Capital Co., 0.692%, due 01/02/13	4,491,979	1.7
1,500,000	Concord Minutemen Capital Co., 0.702%, due 10/02/12	1,499,970	0.6
5,250,000	Concord Minutemen Capital Co., 0.854%, due 10/01/12	5,250,000	2.0
6,400,000	Crown Point Capital Co., 0.692%, due 01/02/13	6,388,592	2.4
3,500,000	Crown Point Capital Co., 0.854%, due 10/01/12	3,500,000	1.3
4,500,000	Jupiter Securitization Company LLC, 0.321%, due 02/06/13	4,494,880	1.7
7,250,000	Jupiter Securitization Company LLC, 0.331%, due 03/05/13	7,239,699	2.7
5,500,000	Old Line Funding LLC, 0.240%, due 10/01/12	5,500,000	2.1
3,750,000	Old Line Funding LLC, 0.331%, due 03/15/13	3,744,328	1.4
2,250,000	Old Line Funding LLC, 0.351%, due 01/14/13	2,247,703	0.8
2,000,000	Thunder Bay Funding LLC, 0.270%, due 10/01/12	2,000,000	0.8
3,750,000	Thunder Bay Funding LLC, 0.321%, due 02/28/13	3,745,000	1.4
3,000,000	Thunder Bay Funding LLC, 0.331%, due 01/03/13	2,997,415	1.1
3,250,000	Thunder Bay Funding LLC, 0.351%, due 01/18/13	3,246,556	1.2

Principal Amount†		Value	Percentage of Net Assets

ASSET BACKED COMMERCIAL PAPER: (continued)
4,750,000	Variable Funding Capital, 0.200%, due 10/15/12	$4,749,631	1.8
	Total Asset Backed Commercial Paper (Cost $71,844,568)	71,844,568	27.1

CERTIFICATE OF DEPOSIT: 4.1%
4,750,000	Deutsche Bank NY, 0.633%, due 10/19/12	4,750,000	1.8
2,000,000	Royal Bank of Canada NY, 0.740%, due 10/02/12	2,003,108	0.8
4,000,000	Toronto Dominion Bank NY, 0.290%, due 01/02/13	4,000,000	1.5
	Total Certificate of Deposit (Cost $10,753,108)	10,753,108	4.1

FINANCIAL COMPANY COMMERCIAL PAPER: 15.3%
2,500,000	ASB Finance Ltd. London, 0.562%, due 02/28/13	2,494,167	0.9
10,250,000	Bank of New York Mellon Corp., 0.096%, due 10/03/12	10,249,945	3.9
2,500,000	Deutsche Bank Financial LLC, 0.430%, due 10/02/12	2,499,970	0.9
6,000,000	JPMorgan Chase & Co., 0.381%, due 10/04/12	6,000,000	2.3
3,000,000	Rabobank USA Financial Corp, 0.491%, due 11/08/12	2,998,448	1.1
3,500,000	Rabobank USA Financial Corp, 0.521%, due 10/03/12	3,499,899	1.3
2,250,000	Standard Chartered Bank, 0.547%, due 10/02/12	2,249,966	0.9
6,750,000	Toronto Dominion Holdings USA, 0.150%, due 10/09/12	6,749,775	2.6

See Accompanying Notes to Financial Statements

ING MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

FINANCIAL COMPANY COMMERCIAL PAPER: (continued)
3,750,000	Westpac Securities NZ Ltd., 0.501%, due 01/02/13	$3,745,156	1.4
	Total Financial Company Commercial Paper (Cost $40,487,326)	40,487,326	15.3

GOVERNMENT AGENCY REPURCHASE AGREEMENT: 15.5%
25,000,000	Deutsche Bank Repurchase Agreement dated 09/28/12, 0.20%, due 10/01/12, $25,000,417 to be received upon repurchase (Collateralized by $21,510,000, FNSM, 4.625%-5.0% , Market Value plus accrued interest $25,501,032 due 10/15/2013-5/11/17)	25,000,000	9.5
16,000,000	Goldman Sachs Repurchase Agreement dated 09/28/12, 0.180%, due 10/01/12, $16,000,240 to be received upon repurchase (Collateralized by $16,315,000, FHLB, 0.21%, Market Value plus accrued interest $16,320,085 due 08/20/13)	16,000,000	6.0
	Total Government Agency Repurchase Agreement (Cost $41,000,000)	41,000,000	15.5

MUTUAL FUNDS: 0.4%
1,000,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.143%, due 10/01/12	1,000,000	0.4
	Total Mutual Funds (Cost $1,000,000)	1,000,000	0.4

Principal Amount†			Value	Percentage of Net Assets

OTHER NOTE: 22.8%
1,000,000	#	American Honda Finance, 0.684%, due 11/20/12	$1,000,000	0.4
2,500,000	#	American Honda Finance, 0.705%, due 10/17/12	2,500,000	0.9
818,000		ANZ National Int’l Ltd., 2.375%, due 12/21/12	821,262	0.3
3,920,000	#	ANZ National Int’l Ltd., 2.375%, due 12/21/12	3,935,420	1.5
100,000		ANZ National Int’l Ltd., 6.200%, due 07/19/13	104,025	0.0
1,500,000		Australia & New Zealand Banking Group Ltd., 1.514%, due 06/18/13	1,507,196	0.6
145,000		Australia & New Zealand Banking Group Ltd., 2.400%, due 01/11/13	145,677	0.1
2,500,000	#	Australia & New Zealand Banking Group Ltd., 2.400%, due 01/11/13	2,512,965	0.9
1,000,000	#	Cargill, Inc., 5.200%, due 01/22/13	1,014,458	0.4
2,600,000	#	Commonwealth Bank of Australia, 1.250%, due 11/20/12	2,601,800	1.0
1,000,000	#	Fosse Master Issuer PLC, 0.400%, due 10/18/12	1,000,000	0.4
500,000		General Electric Capital Corp., 0.344%, due 10/20/12	499,519	0.2
1,710,000		General Electric Capital Corp., 5.250%, due 10/19/12	1,713,628	0.6
405,000		General Electric Capital Corp., 5.400%, due 09/20/13	423,384	0.2
250,000		General Electric Co., 5.000%, due 02/01/13	253,672	0.1
400,000	#	HSBC Bank PLC, 0.865%, due 11/15/12	400,762	0.2

See Accompanying Notes to Financial Statements

ING MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

OTHER NOTE: (continued)
250,000		JPMorgan Chase & Co., 1.077%, due 11/27/12	$250,521	0.1
400,000		JPMorgan Chase & Co., 5.375%, due 10/01/12	400,000	0.2
1,000,000		JPMorgan Chase Bank NA, 0.339%, due 10/23/12	998,097	0.4
250,000		JPMorgan Chase Bank NA, 0.525%, due 10/18/12	250,000	0.1
1,484,000		JPMorgan Chase Bank, 0.350%, due 11/26/12	1,483,192	0.6
1,218,000		JPMorgan Chase Bank, 0.351%, due 11/05/12	1,217,586	0.5
2,750,000	#	Motor PLC, 0.683%, due 09/25/13	2,750,000	1.0
267,000		Pepsico, Inc., 4.650%, due 02/15/13	271,292	0.1
250,000		Rabobank Nederland, 0.703%, due 10/11/12	250,028	0.1
750,000		Rabobank Nederland, 3.375%, due 02/19/13	758,201	0.3
4,250,000	#	Svenska Handelsbanken AB, 0.439%, due 01/04/13	4,250,000	1.6
3,000,000	#	Svenska Handelsbanken AB, 0.608%, due 10/05/12	3,000,000	1.1
3,500,000		Toyota Motor Credit Corp., 0.532%, due 10/25/12	3,500,000	1.3
2,750,000		Toyota Motor Credit Corp., 0.658%, due 10/11/12	2,750,000	1.0
2,750,000		Wells Fargo & Co., 5.250%, due 10/23/12	2,758,250	1.0
8,000,000		Wells Fargo Bank NA, 0.443%, due 12/22/12	8,000,000	3.0
3,500,000		Westpac Banking Corp, 0.597%, due 10/28/12	3,500,607	1.3

Principal Amount†		Value	Percentage of Net Assets

OTHER NOTE: (continued)
3,500,000	Westpac Banking Corp, 0.667%, due 10/28/12	$3,500,000	1.3
	Total Other Note (Cost $60,321,542)	60,321,542	22.8

TREASURY DEBT: 3.1%
8,250,000	Treasury Bill, 0.110%, due 12/27/12	8,247,807	3.1
	Total Treasury Debt (Cost $8,247,807)	8,247,807	3.1

TREASURY REPURCHASE AGREEMENT: 11.6%
24,697,000	Deutsche Repurchase Agreement dated 09/28/12, 0.15%, due 10/01/12, $24,697,309 to be received upon repurchase (Collateralized by $23,654,000 Bond, 3.125%, Market Value plus accrued interest $25,191,010, due 02/15/2042)	24,697,000	9.3
6,000,000	Morgan Stanley Repurchase Agreement dated 09/28/12, 0.20%, due 10/01/12, $6,000,100 to be received upon repurchase (Collateralized by $6,084,700 Note, 0.75%, Market Value plus accrued interest $6,120,093, due 08/15/2013)	6,000,000	2.3
	Total Treasury Repurchase Agreement (Cost $30,697,000)	30,697,000	11.6

	Total Investments in Securities (Cost $264,351,351)*	$264,351,351	99.9
	Assets in Excess of Other Liabilities	310,962	0.1

	Net Assets	$264,662,313	100.0

See Accompanying Notes to Financial Statements

ING MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2012 (UNAUDITED) (CONTINUED)

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Cost for federal income tax purposes is the same as for financial statement purposes.

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Certificate of Deposit	$—	$10,753,108	$—	$10,753,108
Treasury Repurchase Agreement	—	30,697,000	—	30,697,000
Treasury Debt	—	8,247,807	—	8,247,807
Government Agency Repurchase Agreement	—	41,000,000	—	41,000,000
Financial Company Commercial Paper	—	40,487,326	—	40,487,326
Other Note	—	60,321,542	—	60,321,542
Other Instrument	1,000,000	—	—	1,000,000
Asset Backed Commercial Paper	—	71,844,568	—	71,844,568

Total Investments, at fair value	$1,000,000	$263,351,351	$—	$264,351,351

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

See Accompanying Notes to Financial Statements

Investment Adviser

ING Investments, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Distributor

ING Investments Distributor, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon

One Wall Street

New York, New York 10286

Legal Counsel

Goodwin Procter LLP

Exchange Place

53 State Street

Boston, Massachusetts 02109

For more complete information, or to obtain a prospectus on any ING Fund, please call your Investment Professional or ING Investments Distributor, LLC at (800) 992-0180 or log on to www.inginvestment.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

SAR-AFIMM	(0912-111612)

Item 2.	Code of Ethics.

Not required for semi-annual filing.

Item 3.	Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4.	Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5.	Audit Committee Of Listed Registrants.

Not required for semi-annual filing.

Item 6.	Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-end Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-end Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-end Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Committee currently consists of all Independent Trustees of the Board. (6 individuals). The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minium qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

Item 11.	Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: November 29, 2012

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: November 29, 2012